Condensed Statement of Changes in Stockholders Deficit (Unaudited) (USD $)	Total	Preferred Stock - Series A	Common Stock - Class A	Common Stock - Class B	Common Stock - Class A Shares To be issued	Additional Paid-In Capital	Deferred Compensation	Deficit Accumulated during Development Stage
Beginning Balance, Amount at Apr. 24, 2006
Beginning Balance, Shares at Apr. 24, 2006
Stock issued to founder, Shares	180		332,292,000
Stock issued to founder, Amount			180
Stock issued in connection with convertible note conversion,Shares			(11,666,500)
Stock issued in connection with convertible note conversion, Amount	140,000		17,500,000
Stock contributed by shareholder			140,000
Stock issued for cash ($.01/share), Shares	5,600		700,000
Stock issued for cash ($.01/share), Amount			5,600
Stock issued for cash ($.01/share), Shares	200		4,000
Stock issued for cash ($.01/share), Amount			200
Stock issued for cash ($.05/share), Shares	200		4,000
Stock issued for cash ($.05/share), Amount			200
Stock issued in connection to cash offering, Shares	126,435					126,435
Net Loss	(530,321)							(530,321)
Ending Balance, Amount at Dec. 31, 2006	(257,706)		146,180			126,435		(530,321)
Ending Balance, Shares at Dec. 31, 2006			338,833,500
Stock issued in connection with convertible note conversion, Amount	15,000		1,750,000
Stock contributed by shareholder			15,000
Stock issued for cash ($.01/share), Shares	103,000		12,000,000
Stock issued for cash ($.01/share), Amount			103,000
Forgiveness of accrued payable to related party	3,000		9,000,000
Forgiveness of derivative liability to related party			3,000
Stock issued for cash ($0.0003/share), Shares	15,000		1,875,000
Stock issued for cash ($0.0003/share), Amount			15,000
Stock issued for cash ($.01/share), Shares	15,000		1,875,000
Stock issued for cash ($.01/share), Amount			15,000
Stock issued for cash ($.01/share), Shares	16,000		2,000,000
Stock issued for cash ($.01/share), Amount			16,000
Stock issued for cash ($.01/share), Shares	105,000		13,125,000
Stock issued for cash ($.01/share), Amount			105,000
Stock issued for cash ($.01/share), Shares	241,485		80,495,000
Stock issued for cash ($.01/share), Amount			241,485
Stock issued for cash ($0.003/share), Shares	600		200,000
Stock issued for cash ($0.003/share), Amount			600
Stock issued for cash ($0.003/share), Shares	24,900		8,300,000
Stock issued for cash ($0.003/share), Amount			24,900
Stock issued for cash ($0.003/share), Shares	75		25,000
Stock issued for cash ($0.003/share), Amount			75
Stock issued for cash ($0.003/share), Shares	360		120,000
Stock issued for cash ($0.003/share), Amount			360
Stock issued for cash ($0.003/share), Shares	3,075		1,025,000
Stock issued for cash ($0.003/share), Amount			3,075
Settlement of accounts payable with stock issuance, shares			28,125,000			(84,375)
Settlement of accounts payable with stock issuance, Amount			84,375
Stock issued in connection to cash offering, Shares	6,000		600,000
Stock issued in connection to cash offering, Amount			6,000
Net Loss	(472,986)							(472,986)
Ending Balance, Amount at Dec. 31, 2007	(182,197)		779,050			42,060		(1,003,307)
Ending Balance, Shares at Dec. 31, 2007			499,348,500
Stock issued in connection with convertible note conversion, Amount	4,000				400,000
Stock contributed by shareholder					4,000
Net Loss	(1,721,156)							(1,721,156)
Ending Balance, Amount at Dec. 31, 2008	(1,899,353)		779,050		4,000	42,060		(2,724,463)
Ending Balance, Shares at Dec. 31, 2008			499,348,500		400,000
Stock issued for services, Shares	32,000		280,000		722,311
Stock issued for services, Amount			14,000		18,000
Stock issued for services, Shares	96,667				10,000,000		(103,333)
Stock issued for services, Amount					200,000
Stock issued in connection with convertible note conversion, Amount	25,000		2,500,000
Stock contributed by shareholder			25,000
Stock issued for cash ($.05/share), Shares	3,000		366,599
Stock issued for cash ($.05/share), Amount			3,000
Net Loss	(1,432,091)							(1,432,091)
Ending Balance, Amount at Dec. 31, 2009	(3,174,777)		821,050		222,000	42,060	(103,333)	(4,156,554)
Ending Balance, Shares at Dec. 31, 2009			502,495,099		11,122,311
Stock issued for license, Shares						168,000	(168,000)
Stock issued for license, Amount	100,000		5,694,451
Warrants issued for services			100,000
Stock issued in connection with convertible note conversion, Shares	15,000		854,169
Stock issued in connection with convertible note conversion, Amount			15,000
Stock issued in connection with convertible note conversion, Amount	400		540,000				(5,000)
Stock contributed by shareholder			5,400
Stock issued for cash ($.01/share), Shares	28,632		4,000,000
Stock issued for cash ($.01/share), Amount			28,632
Stock issued for cash ($.01/share), Shares	14,000		280,000
Stock issued for cash ($.01/share), Amount			14,000
Stock issued for cash ($.05/share), Shares	31,000		387,500
Stock issued for cash ($.05/share), Amount			31,000
Stock issued for cash ($.008/share), Shares	334,000		17,885,915
Stock issued for cash ($.008/share), Amount			334,000
Stock issued in connection to cash offering, Amount	687,908		5,177,801			677,908
Fair value of warrants issued			10,000
Exercise of warrants in exchange for stock	250,333						250,333
Exercise of warrants in exchange for stock	499,412					499,412
Deferred compensation realized	2,102,795					2,102,795
Stock issued for cash ($0.003/share), Shares	30,000		200,000
Stock issued for cash ($0.003/share), Amount			30,000
Stock issued for services ($.15/share), Shares			10,000,000		(10,000,000)
Stock issued for services ($.15/share), Amount			200,000		(200,000)
Stock issued for services ($.02/share), Shares	70,000		4,513,116
Stock issued for services ($.02/share), Amount			70,000
Stock issued for services ($.02/share), Shares	100,000		1,179,245
Stock issued for services ($.02/share), Amount			100,000
Stock issued for cash ($.008/share), Shares	75,000		1,157,407
Stock issued for cash ($.008/share), Amount			75,000
Net Loss	(1,782,888)							(1,782,888)
Ending Balance, Amount at Dec. 31, 2010	(619,185)		1,834,082		22,000	3,490,175	(26,000)	(5,939,442)
Ending Balance, Shares at Dec. 31, 2010			554,364,703		1,122,311
Stock issued for cash ($.01/share), Shares	100,000		2,083,333
Stock issued for cash ($.01/share), Amount			100,000
Stock issued in connection to cash offering, Amount			19,767,985			(2,569,838)
Fair value of warrants issued			2,569,838
Exercise of warrants in exchange for stock	26,000						26,000
Stock issued for services ($.02/share), Shares	100,000		1,314,406
Stock issued for services ($.02/share), Amount			100,000
Stock issued for cash ($.008/share), Shares	100,000		1,470,588
Stock issued for cash ($.008/share), Amount			100,000
Stock issued for cash ($.06/share), Shares	100,000		1,543,210
Stock issued for cash ($.06/share), Amount			100,000
Stock issued for cash ($.06/share), Shares	70,000		1,000,000
Stock issued for cash ($.06/share), Amount			70,000
Stock issued for cash ($.07/share), Shares	70,000		1,029,412
Stock issued for cash ($.07/share), Amount			70,000
Stock issued for cash ($.07/share), Shares	100,000		1,420,455
Stock issued for cash ($.07/share), Amount			100,000
Stock issued for cash ($.07/share), Shares	100,000		1,372,119
Stock issued for cash ($.07/share), Amount			100,000
Stock issued for cash ($.07/share), Shares	242,000		2,200,000
Stock issued for cash ($.07/share), Amount			242,000
Net Loss	(1,295,310)							(1,295,310)
Ending Balance, Amount at Dec. 31, 2011	(906,495)		5,385,920		22,000	920,337		(7,234,752)
Ending Balance, Shares at Dec. 31, 2011			587,566,211		1,122,311
Stock issued in connection with convertible note conversion, Amount	0
Stock issued for cash ($.01/share), Shares	100,000		1,923,077
Stock issued for cash ($.01/share), Amount			100,000
Stock issued for cash ($.008/share), Shares	25,000		1,004,832
Stock issued for cash ($.008/share), Amount			25,000
Deferred compensation realized	0
Stock issued for cash ($.008/share), Shares	100,000		1,562,500
Stock issued for cash ($.008/share), Amount			100,000
Stock issued for cash ($.06/share), Shares	96,000		1,600,000
Stock issued for cash ($.06/share), Amount			96,000
Stock issued for cash ($.011/share), Shares	100,000		2,403,846
Stock issued for cash ($.011/share), Amount			100,000
Stock issued for cash ($.04/share), Shares	100,000		2,155,172
Stock issued for cash ($.04/share), Amount			100,000
Stock issued for cash ($.04/share), Shares	40,000		1,000,000
Stock issued for cash ($.04/share), Amount			40,000
Stock issued for cash ($.04/share), Shares	300,000		3,000,000
Stock issued for cash ($.04/share), Amount			300,000
Stock issued for cash ($.010/share), Shares	18,000		300,000
Stock issued for cash ($.010/share), Amount			18,000
Stock issued for cash ($.06/share), Shares	96,000		1,600,000
Stock issued for cash ($.06/share), Amount			96,000
Preferred Stock issued for settlement of accrued payroll - related party, amount	400,000					400,000
Net Loss	(1,602,921)							(1,602,921)
Ending Balance, Amount at Dec. 31, 2012	(1,134,416)		6,360,920		22,000			(8,837,673)
Ending Balance, Shares at Dec. 31, 2012			604,115,638		1,122,311	1,320,337
Stock issued in connection with convertible note conversion, Amount	0
Stock issued for cash ($.01/share), Shares	50,000		961,538
Stock issued for cash ($.01/share), Amount			50,000
Stock issued for cash ($.05/share), Shares	50,000		945,537
Stock issued for cash ($.05/share), Amount			50,000
Stock issued in connection to cash offering, Amount			9,857,142			(400,000)
Fair value of warrants issued			400,000
Deferred compensation realized	0
Stock issued for services ($.02/share), Shares	75,000		884,434
Stock issued for services ($.02/share), Amount			75,000
Stock issued for cash ($.008/share), Shares	50,000		822,368
Stock issued for cash ($.008/share), Amount			50,000
Stock issued for cash ($.011/share), Shares	200,000		5,208,334
Stock issued for cash ($.011/share), Amount			200,000
Stock issued for cash ($.04/share), Shares	125,000		3,063,725
Stock issued for cash ($.04/share), Amount			125,000
Stock issued for cash ($.010/share), Shares	200,000		3,521,126
Stock issued for cash ($.010/share), Amount			200,000
Stock issued for cash ($.06/share), Shares	100,000		1,838,235
Stock issued for cash ($.06/share), Amount			100,000
Stock issued for cash ($.05/share), Shares	100,000		1,923,077
Stock issued for cash ($.05/share), Amount			100,000
Stock issued for cash ($.05/share), Shares	100,000		2,100,840
Stock issued for cash ($.05/share), Amount			100,000
Shares issued for services ($0.01/Share), Shares	5,217,800	2
Shares issued for services ($0.01/Share), Amount		5,217,800
Preferred Stock issued for settlement of accrued payroll - related party, shares	736,816					736,816
Preferred Stock issued for settlement of accrued payroll - related party, amount	396,083					396,083
Net Loss	(7,467,685)							(7,467,685)
Ending Balance, Amount at Dec. 31, 2013	(1,201,402)	5,217,800	7,810,920		22,000	2,053,236		(16,305,358)
Ending Balance, Shares at Dec. 31, 2013		2	635,241,994		1,122,311
Stock issued for services, Shares			1,800,000
Stock issued for services, Amount	111,600		111,600
Warrants issued for services	574,642					574,642
Stock issued in connection with convertible note conversion, Amount	0
Stock issued for cash ($.01/share), Shares		27,051,006
Stock issued for cash ($.01/share), Amount	1,150,000	1,150,000
Exercise of warrants in exchange for stock			9,821,429
Exercise of warrants in exchange for stock	0		736,816			(736,816)
Deferred compensation realized	0
Stock issued for cash ($.011/share), Shares	750,000		17,293,240
Stock issued for cash ($.011/share), Amount			750,000
Stock issued for cash ($.05/share), Shares	2,864		44,000
Stock issued for cash ($.05/share), Amount			2,864
Settlement of accounts payable with stock issuance ($0.065/share), shares	111,600		1,800,000
Settlement of accounts payable with stock issuance ($0.065/share), Amount			111,600
Settlement of accounts payable with stock issuance, shares		44,000
Settlement of accounts payable with stock issuance, Amount	2,864	2,864
Preferred Stock issued for settlement of accrued payroll - related party, shares	574,642					574,642
Net Loss	(1,453,328)							(1,453,328)
Ending Balance, Amount at Sep. 30, 2014	$ (815,624)	$ 5,217,800	$ 9,812,200		$ 22,000	$ 1,891,062		$ (17,758,686)
Ending Balance, Shares at Sep. 30, 2014		2	673,958,429		1,122,311